OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2021
Other Payables And Accrued Liabilities
Schedule of Other Payables and Accrued Liabilities

	December 31,	June 30,	June 30,
	2020	2021	2021
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Contract deposit	102	104	16
Social security payable (a)	96	91	14
Payroll payable	423	228	35
Welfare payable	10	—	—
Accrued expenses	2,909	3,130	485
Others	18	14	2

	3,558	3,567	552

(a)	The social security payable represents amounts payable to the PRC government-managed retirement insurance, medical insurance, etc.